United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Six months ended 05/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2013
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2012 through May 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	46.6%
U.S. Treasury and Agency Securities	22.9%
Mortgage-Backed Securities[3]	19.0%
Commercial Mortgage-Backed Securities	3.1%
Collateralized Mortgage Obligations	3.0%
Trade Finance Agreements	2.5%
Municipal Securities	0.5%
Asset-Backed Securities	0.3%
Floating Rate Loans	0.1%
Adjustable Rate Securities[4]	0.0%
Derivative Contracts[4,5]	0.0%
Securities Lending Collateral[6]	4.2%
Other Security Types[7]	0.1%
Cash Equivalents[8]	4.5%
Other Assets and Liabilities—Net[9]	(6.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.
7	Other Security Types consist of common stocks, warrants and preferred stocks.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2013 (unaudited)
Principal Amount or Shares			Value
		Corporate Bonds—37.0%
		Basic Industry - Chemicals—0.5%
$2,050,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$2,733,374
500,000		Du Pont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	573,021
2,350,000		Ecolab, Inc., Sr. Unsecd. Note, 2.375%, 12/8/2014	2,405,772
5,080,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	5,346,334
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	4,283,261
300,000		Praxair, Inc., 3.25%, 9/15/2015	318,104
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,994,586
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	2,043,545
6,090,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	7,175,506
5,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	5,578,035
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	3,466,461
2,900,000		Sherwin-Williams Co., 3.125%, 12/15/2014	3,005,824
		TOTAL	38,923,823
		Basic Industry - Metals & Mining—2.2%
650,000		Alcan, Inc., 5.00%, 6/1/2015	701,087
500,000		Alcoa, Inc., 5.87%, 2/23/2022	514,859
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,528,815
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,666,906
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	955,244
5,610,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	7,084,622
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,590,622
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,249,138
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,549,602
2,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	2,478,050
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	3,297,625
4,400,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	4,587,000
9,072,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	9,072,000
3,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,415,500
4,515,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	4,424,700
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,745,299
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$4,115,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	$4,877,382
1,950,000	[1,2]	Barrick Gold Corp., Sr. Unsecd. Note, Series 144A, 2.50%, 5/1/2018	1,928,365
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,555,186
4,000,000		Barrick N.A. Finance LLC, Sr. Unsecd. Note, 4.40%, 5/30/2021	4,030,540
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,551,741
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,284,140
1,210,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	1,318,352
420,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 10/15/2014	438,619
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,938,800
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,093,049
11,650,000		Goldcorp, Inc., Sr. Unsecd. Note, 3.70%, 3/15/2023	11,235,318
5,500,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	5,921,190
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,335,366
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,315,996
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,745,892
2,410,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	2,936,583
7,205,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	7,739,654
7,800,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	10,570,810
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,305,470
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,082,104
8,090,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	8,872,942
		TOTAL	163,938,568
		Basic Industry - Paper—0.4%
7,200,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	9,297,691
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,420,933
3,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	3,315,053
190,000		Westvaco Corp., 7.65%, 3/15/2027	215,021
1,650,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,852,836
2,900,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	3,626,867
4,000,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,317,396
		TOTAL	27,045,797
		Capital Goods - Aerospace & Defense—0.1%
600,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	648,833
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	4,396,000
1,000,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	1,065,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Aerospace & Defense—continued
$1,740,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	$1,519,749
1,000,000		Rockwell Collins, Inc., Unsecd. Note, 4.75%, 12/1/2013	1,019,885
		TOTAL	8,649,467
		Capital Goods - Building Materials—0.4%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	503,219
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,729,810
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	15,244,188
8,020,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	9,317,973
		TOTAL	27,795,190
		Capital Goods - Construction Machinery—0.2%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,606,755
500,000		Caterpillar Financial Services Corp., Series MTN, 6.125%, 2/17/2014	520,283
4,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	4,140,808
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	79,558
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	498,209
		TOTAL	12,845,613
		Capital Goods - Diversified Manufacturing—0.7%
3,155,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	3,157,180
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,185,620
1,130,000		Emerson Electric Co., 4.875%, 10/15/2019	1,322,163
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	462,940
6,460,000		Harsco Corp., 5.75%, 5/15/2018	7,052,317
3,760,000		Hubbell, Inc., 5.95%, 6/1/2018	4,424,110
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,728,267
3,900,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 4.625%, 9/11/2015	4,185,340
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,527,070
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,104,913
9,260,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	10,114,318
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,683,500
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,670,481
2,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,765,878
		TOTAL	47,384,097
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Environmental—0.1%
$6,270,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	$7,287,884
900,000		Waste Management, Inc., 7.375%, 3/11/2019	1,117,101
		TOTAL	8,404,985
		Capital Goods - Packaging—0.1%
1,430,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,476,656
1,810,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	1,971,959
3,520,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	3,938,609
		TOTAL	7,387,224
		Communications - Media & Cable—0.5%
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	6,081,352
2,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,973,176
10,000,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	10,000,000
5,800,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	6,506,510
3,080,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,051,562
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,464,467
3,125,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,603,647
		TOTAL	32,680,714
		Communications - Media Noncable—0.7%
2,125,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,428,607
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,344,509
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,244,543
9,946,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	10,517,895
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	279,540
7,088,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	8,314,812
600,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	751,827
5,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	5,041,240
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,406,000
6,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	6,463,590
9,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	9,527,172
		TOTAL	54,319,735
		Communications - Telecom Wireless—0.6%
5,430,000		AT&T, Wireless Services, Inc., 8.75%, 3/1/2031	8,360,006
1,800,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,724,864
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,730,939
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wireless—continued
$3,100,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	$3,390,579
9,000,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	10,113,957
4,150,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	4,599,414
8,170,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	8,397,240
500,000		Vodafone Group PLC, 4.625%, 7/15/2018	566,761
2,600,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	2,971,792
		TOTAL	43,855,552
		Communications - Telecom Wirelines—1.0%
500,000		AT&T, Inc., 5.60%, 5/15/2018	592,278
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	3,686,432
800,000		BellSouth Corp., 5.20%, 9/15/2014	846,246
6,050,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	6,534,000
16,130,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	16,130,000
5,255,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	5,492,027
2,370,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,746,498
296,000		Pacific Bell, Deb., 6.625%, 10/15/2034	305,414
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,185,000
3,900,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	4,816,262
5,240,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	5,669,187
4,500,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,530,195
5,000,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,001,385
9,700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	11,611,327
1,470,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,795,048
		TOTAL	71,941,299
		Consumer Cyclical - Automotive—1.8%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	6,365,398
11,090,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	11,229,934
9,730,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.95%, 3/28/2014	9,811,109
34,481,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	35,387,299
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,639,367
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,735,673
8,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	8,273,573
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,763,790
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$3,150,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	$3,360,382
2,980,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	3,047,506
1,000,000	[1,2]	Hyundai Capital America, Company Guarantee, Series 144A, 3.75%, 4/6/2016	1,051,454
4,090,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	4,430,799
2,190,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	2,350,891
9,975,000		Johnson Controls, Inc., Sr. Unsecd. Note, 4.875%, 9/15/2013	10,095,368
2,700,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	3,027,847
9,440,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	9,999,556
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	6,005,582
3,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	3,873,539
5,164,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	5,449,843
		TOTAL	134,898,910
		Consumer Cyclical - Entertainment—0.6%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	13,766,388
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,636,099
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,949,183
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,307,482
5,480,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	6,361,677
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	8,259,739
4,030,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	4,189,979
1,610,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	1,714,133
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,847,113
		TOTAL	45,031,793
		Consumer Cyclical - Lodging—0.4%
6,050,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	6,685,250
1,800,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	1,749,969
8,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	8,290,128
11,392,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	11,623,098
3,150,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	3,473,051
7,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	7,883
		TOTAL	31,829,379
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Retailers—0.2%
$2,470,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	$2,510,291
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 7/15/2013	1,939,200
500,000		CVS Caremark Corp., 4.75%, 5/18/2020	567,457
548,133	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	607,883
4,650,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	5,824,148
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,812,422
		TOTAL	14,261,401
		Consumer Cyclical - Services—0.2%
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,622,640
6,405,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	7,129,623
250,000		Stanford University, 3.625%, 5/1/2014	257,419
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,834,781
2,000,000		Yale University, Note, Series MTN, 2.90%, 10/15/2014	2,068,102
		TOTAL	14,912,565
		Consumer Non-Cyclical - Food/Beverage—1.1%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	287,640
330,000		Archer-Daniels-Midland Co., 5.935%, 10/1/2032	393,911
4,870,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	5,132,298
4,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,200,988
4,480,000	[1,2]	ConAgra Foods, Inc., Series 144A, 6.625%, 8/15/2039	5,549,806
2,645,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	2,615,487
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,207,100
5,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	5,407,627
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,836,047
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	612,692
5,050,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	5,955,955
7,210,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	9,168,467
8,570,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	9,042,807
6,830,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	7,943,351
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	197,185
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	268,082
3,500,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	3,617,299
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	253,188
1,510,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	1,557,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$2,800,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	$2,995,695
	TOTAL	80,242,625
	Consumer Non-Cyclical - Health Care—0.2%
2,140,000	CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	2,530,820
2,000,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	2,003,630
6,885,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	7,931,892
4,200,000	Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	4,162,393
	TOTAL	16,628,735
	Consumer Non-Cyclical - Pharmaceuticals—0.6%
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,374,376
1,860,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	1,923,151
3,740,000	Genentech, Inc., Note, 4.75%, 7/15/2015	4,057,747
6,960,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	7,798,235
2,000,000	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,382,208
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	587,417
6,758,000	Pfizer, Inc., Sr. Unsecd. Note, 5.35%, 3/15/2015	7,309,770
5,730,000	Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	7,081,547
645,000	Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	799,222
3,000,000	Wyeth, Sr. Unsecd. Note, 5.50%, 2/15/2016	3,377,301
	TOTAL	42,690,974
	Consumer Non-Cyclical - Products—0.1%
830,000	Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	878,973
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,308,615
250,000	Kimberly-Clark Corp., 6.875%, 2/15/2014	261,124
2,840,000	Koninklijke Philips NV, 5.75%, 3/11/2018	3,355,412
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	493,164
	TOTAL	9,297,288
	Consumer Non-Cyclical - Supermarkets—0.1%
4,000,000	Kroger Co., 7.50%, 1/15/2014	4,166,824
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,749,883
	TOTAL	7,916,707
	Consumer Non-Cyclical - Tobacco—0.1%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,659,773
2,220,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	2,586,590
2,260,000	Philip Morris International, Inc., 5.65%, 5/16/2018	2,686,209
	TOTAL	7,932,572
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Independent—0.6%
$1,875,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	$1,908,054
1,440,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,523,915
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,783,890
1,730,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	1,905,162
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,575,000
14,700,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	15,574,650
14,260,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	15,899,900
1,330,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	1,373,249
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	890,015
		TOTAL	42,433,835
		Energy - Integrated—1.3%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,532,496
3,470,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	3,659,431
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,357,744
4,615,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	5,213,819
4,000,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	4,083,520
100,000		BP PLC, Deb., 8.75%, 3/1/2032	145,542
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,753,873
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,568,108
4,270,000		Hess Corp., 7.00%, 2/15/2014	4,451,829
3,260,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	3,483,949
2,000,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,102,492
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,284,820
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	7,239,503
20,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 4.375%, 5/20/2023	19,793,211
8,230,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	8,778,110
4,835,000		Phillips 66, Sr. Unsecd. Note, 1.95%, 3/5/2015	4,928,098
3,830,000		Phillips 66, Sr. Unsecd. Note, Series WI, 4.30%, 4/1/2022	4,143,493
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	1,030,308
		TOTAL	98,550,346
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,822,070
1,750,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	2,216,317
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	$6,364,093
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	2,285,408
4,600,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	4,766,180
2,275,000	[1,2]	Schlumberger Investment SA, Company Guarantee, 1.95%, 9/14/2016	2,341,921
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	270,445
1,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,185,162
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	7,298,265
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	3,010,640
		TOTAL	34,560,501
		Energy - Refining—0.1%
500,000		Sunoco, Inc., 5.75%, 1/15/2017	557,722
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,093,071
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	3,243,639
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	929,982
		TOTAL	9,824,414
		Financial Institution - Banking—7.6%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	589,283
8,595,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	9,388,198
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,226,912
6,840,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	7,240,564
5,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	5,553,890
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,294,242
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,323,839
1,350,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,544,916
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	12,622,560
13,500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	13,124,187
8,800,000		Bank of America Corp., Sub. Note, 4.75%, 8/15/2013	8,871,210
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	559,574
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,804,866
500,000		Barclays Bank PLC, 5.125%, 1/8/2020	572,236
2,500,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	2,596,875
1,870,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,003,598
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	19,867,175
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,079,191
7,852,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	8,353,287
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$9,300,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	$10,184,197
17,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	18,752,041
2,000,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,169,776
5,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.75%, 5/19/2015	5,885,198
11,600,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	11,930,971
23,250,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	23,535,394
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	3,915,021
500,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	523,235
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,212,506
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	341,952
2,410,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.75%, 10/15/2014	2,513,466
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,010,113
15,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 2.20%, 1/14/2014	15,167,340
7,885,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	8,243,294
1,250,000		Credit Suisse FB USA, Inc., Company Guarantee, 5.125%, 8/15/2015	1,368,532
500,000		Credit Suisse Group AG, Sub., 5.40%, 1/14/2020	567,074
5,630,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.25%, 1/11/2016	5,943,248
500,000		Deutsche Bank Trust Corp., Sub. Note, 7.50%, 11/15/2015	562,480
7,820,000		Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	8,038,178
1,550,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	1,640,796
8,035,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.70%, 8/1/2015	8,463,024
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	789,512
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	318,933
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 10/15/2013	1,525,038
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	558,665
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,100,263
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	13,675,632
11,470,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	13,170,324
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,872,852
500,000		Goldman Sachs Group, Inc., Sub. Note, 5.625%, 1/15/2017	556,307
16,600,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	17,151,253
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,445,935
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,348,730
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,060,090
2,675,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,746,933
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,437,483
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$15,010,000		JPMorgan Chase & Co., Note, Series 2, 1.65%, 9/30/2013	$15,076,960
7,270,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	8,498,194
25,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	27,755,781
8,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	9,647,048
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,814,128
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,739,818
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	2,266,937
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series C, 6.40%, 8/28/2017	582,323
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,106,899
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, Series MTN, 5.45%, 7/15/2014	680,621
5,020,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	5,245,905
17,200,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	18,165,539
4,100,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	4,273,073
4,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	4,381,292
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,697,434
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/28/2021	565,561
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	5,589,332
5,925,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	6,811,587
1,855,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,013,484
6,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.25%, 8/28/2017	7,395,654
6,300,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	6,057,192
500,000		Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	513,864
12,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	14,081,124
5,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, Series 144A, 3.70%, 11/13/2014	5,211,490
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,351,250
5,200,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	5,603,421
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,501,430
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 1.930%, 3/29/2049	437,500
13,600,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,792,644
669,308	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	464,459
8,900,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	9,143,112
750,000		State Street Bank and Trust Co., Sub. Note, Series BKNT, 5.30%, 1/15/2016	829,950
1,500,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,558,065
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	$585,075
2,180,000		U.S. Bank, N.A., Sub. Note, Series BKNT, 4.95%, 10/30/2014	2,315,777
2,950,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	3,188,245
2,300,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	2,453,065
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	578,656
6,990,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/1/2018	8,230,215
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,429,525
6,150,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	6,546,620
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	6,256,737
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	10,861,009
		TOTAL	557,640,384
		Financial Institution - Brokerage—1.4%
5,180,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	6,209,230
10,830,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	12,032,996
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	8,303,102
2,975,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	3,542,853
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,501,197
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,570,772
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,827,362
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	4,391,551
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	4,197,800
2,470,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	2,649,947
4,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	4,681,000
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	11,480,800
2,550,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	2,747,819
440,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	444,400
9,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	10,315,622
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	9,620,697
4,335,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	4,557,524
		TOTAL	99,074,672
		Financial Institution - Finance Noncaptive—2.3%
2,995,000		American Express Co., 2.65%, 12/2/2022	2,881,076
1,580,000		American Express Co., Sr. Unsecd. Note, 2.75%, 9/15/2015	1,649,065
9,668,000		American Express Co., Sr. Unsecd. Note, 7.25%, 5/20/2014	10,292,359
5,000,000		American Express Credit Corp., Series C, 7.30%, 8/20/2013	5,072,010
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	4,032,610
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	$3,581,802
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,626,208
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,467,533
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,017,111
8,260,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	8,799,411
14,210,000		General Electric Capital Corp., 5.625%, 5/1/2018	16,668,373
500,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	626,018
1,750,000		General Electric Capital Corp., Series MTN, 5.625%, 9/15/2017	2,027,252
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	399,237
20,000,000		General Electric Capital Corp., Sr. Note, 1.875%, 9/16/2013	20,090,780
650,000		General Electric Capital Corp., Sr. Note, Series MTNA, 6.90%, 9/15/2015	732,060
8,880,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	9,306,054
8,800,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	9,752,996
13,884,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.40%, 9/20/2013	14,102,090
500,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.50%, 1/8/2020	585,455
3,200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	4,109,338
770,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	750,221
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.375%, 10/20/2016	2,261,570
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	11,475,520
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	219,292
1,900,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	2,149,611
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,671,500
1,000,000		HSBC Finance Corp., Note, 5.50%, 1/19/2016	1,105,347
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,541,875
1,000,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.68%, 12/21/2065	910,000
1,000,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,121,250
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,232,069
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	931,445
		TOTAL	167,188,538
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Health—0.1%
$4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	$5,725,455
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	3,357,599
		TOTAL	9,083,054
		Financial Institution - Insurance - Life—2.1%
730,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	820,216
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,661,208
3,600,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	4,801,943
7,150,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	7,460,646
9,600,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	11,636,265
9,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	10,292,850
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,147,647
500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	571,598
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,167,799
3,900,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	4,188,214
8,000,000		Lincoln National Corp., Sr. Unsecd. Note, 4.85%, 6/24/2021	8,920,776
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,996,191
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	25,441,088
2,310,000	[1,2]	MetLife Global Funding I, Sr. Secd. Note, Series 144A, 5.125%, 6/10/2014	2,416,463
12,400,000	[1,2]	MetLife Institutional Funding II, Company Guarantee, Series 144A, 1.625%, 4/2/2015	12,580,631
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,725,011
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,539,250
3,600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	3,645,270
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	341,116
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	621,236
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,113,213
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,521,337
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,793,488
1,900,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,874,206
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,216,887
500,000		Prudential Financial, Inc., 6.20%, 1/15/2015	540,444
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	$1,316,831
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	549,026
4,325,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	4,688,222
250,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.10%, 6/15/2017	291,977
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,509,698
300,000		SunAmerica, Inc., Deb., 8.125%, 4/28/2023	385,626
		TOTAL	154,776,373
		Financial Institution - Insurance - P&C—1.0%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	10,127,356
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	565,345
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,115,368
500,000		Berkshire Hathaway, Inc., 4.625%, 10/15/2013	507,927
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,664,469
5,625,000		CNA Financial Corp., 6.50%, 8/15/2016	6,426,113
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,347,186
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,949,149
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,723,644
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,266,729
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	906,517
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,946,344
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,846,485
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	1,805,380
75,000		Loews Corp., 5.25%, 3/15/2016	83,133
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,784,790
1,320,000	[1,2]	TIAA Global Markets, Inc., Series 144A, 4.95%, 7/15/2013	1,326,748
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,678,214
7,740,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	8,475,300
		TOTAL	74,546,197
		Financial Institution - REITs—0.9%
2,950,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	3,387,771
2,920,000		AMB Property LP, Series MTN, 6.30%, 6/1/2013	2,920,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—continued
$792,700		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	$790,410
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,215,901
2,260,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.70%, 3/15/2017	2,596,243
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,154,956
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	6,298,546
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	993,034
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	326,705
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,676,417
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	6,301,123
4,100,000	[1,2]	Healthcare Trust of America, Series 144A, 3.70%, 4/15/2023	4,034,478
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,878,302
6,400,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	7,756,845
4,900,000		ProLogis, Inc., Sr. Unsecd. Note, 7.625%, 8/15/2014	5,309,640
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,496,390
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	5,003,591
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,291,024
		TOTAL	67,431,376
		Municipal Services—0.0%
790,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	814,411
1,545,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,595,846
		TOTAL	2,410,257
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	5,029,366
2,160,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,303,683
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,010,264
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	5,187,023
		TOTAL	14,530,336
		Technology—1.8%
3,650,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	3,795,588
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	2,940,420
2,625,000		Apple, Inc., Sr. Unsecd. Note, 1.00%, 5/3/2018	2,581,107
1,630,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	1,560,756
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,288,884
4,700,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	4,770,415
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Technology—continued
$250,000	Cisco Systems, Inc., Sr. Note, 2.90%, 11/17/2014	$258,957
6,010,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	6,767,795
250,000	Corning, Inc., 4.25%, 8/15/2020	274,901
3,460,000	Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	3,574,713
5,750,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,555,684
14,820,000	Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	17,600,617
500,000	Hewlett-Packard Co., 4.05%, 9/15/2022	495,549
8,440,000	Hewlett-Packard Co., 6.125%, 3/1/2014	8,756,897
2,890,000	Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,200,019
3,320,000	Hewlett-Packard Co., Sr. Unsecd. Note, 2.125%, 9/13/2015	3,392,446
1,830,000	Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,921,458
6,000,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.65%, 12/9/2021	6,197,586
3,590,000	Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,727,274
400,000	IBM Corp., 1.875%, 5/15/2019	404,099
3,150,000	IBM Corp., Deb., 8.375%, 11/1/2019	4,296,427
135,000	IBM Corp., Deb., Series A, 7.50%, 6/15/2013	135,271
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	5,041,454
6,060,000	KLA-Tencor Corp., 6.90%, 5/1/2018	7,178,112
2,820,000	Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	2,822,061
500,000	Motorola, Inc., 6.00%, 11/15/2017	579,033
5,000,000	Oracle Corp., 5.00%, 7/8/2019	5,870,895
500,000	Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	596,585
2,000,000	Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,001,462
2,100,000	SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,192,070
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,812,562
4,730,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,186,525
3,005,000	Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	3,086,982
250,000	Xerox Corp., Sr. Unsecd. Note, 4.25%, 2/15/2015	262,753
2,255,000	Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	2,396,346
8,327,000	Xerox Corp., Sr. Unsecd. Note, 8.25%, 5/15/2014	8,895,543
	TOTAL	132,419,246
	Transportation - Airlines—0.4%
268,172	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	301,024
23,655,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	26,041,411
	TOTAL	26,342,435
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Transportation - Railroads—0.5%
$1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	$1,897,034
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,979,709
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,555,535
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,231,685
2,130,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 7.00%, 2/1/2014	2,218,470
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,389,007
5,925,000	[1,2]	Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, Series 144A, 3.00%, 5/15/2023	5,723,360
8,000,000		Norfolk Southern Corp., 3.00%, 4/1/2022	8,008,424
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,661,832
		TOTAL	38,665,056
		Transportation - Services—0.5%
250,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 2.75%, 7/1/2013	250,396
2,030,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	2,411,888
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	3,074,474
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,871,330
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,932,421
9,830,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	10,503,267
4,945,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	5,219,640
3,565,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	3,689,501
		TOTAL	33,952,917
		Utility - Electric—1.6%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	3,016,990
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,070,383
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,443,838
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	956,888
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	9,599,950
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	7,679,180
410,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	468,999
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$2,950,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	$3,966,744
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,577,699
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	500,359
1,380,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.10%, 6/15/2013	1,380,635
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,634,308
2,990,000	[1,2]	Electricite de France SA, Series 144A, 5.50%, 1/26/2014	3,085,303
2,840,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,931,019
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	291,534
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	605,798
150,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	161,748
9,000,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	9,768,213
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,590,228
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,004,020
2,950,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	2,960,042
1,271,489	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	1,385,731
1,750,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,841,247
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,930,711
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,584,672
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,241,168
1,793,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,799,693
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	8,992,615
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	1,011,585
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	339,013
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,519,650
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,079,593
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,655,430
435,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	498,050
500,000		Public Service Co., CO, 1st Mtg. Bond, Series 20, 5.125%, 6/1/2019	591,399
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	619,269
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,840,080
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,647,985
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	8,022,240
		TOTAL	118,294,009
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Distributor—0.5%
$14,875,000		Atmos Energy Corp., 4.95%, 10/15/2014	$15,727,888
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,716,786
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,270,261
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,840,385
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,229,767
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,410,159
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	4,162,605
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,114,828
		TOTAL	37,472,679
		Utility - Natural Gas Pipelines—0.7%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	737,612
1,415,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	1,482,327
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	4,267,564
7,785,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	8,218,632
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,677,206
3,550,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	3,633,152
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	461,540
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,827,999
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,952,311
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	4,145,140
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,745,676
5,760,000		Williams Partners LP, 5.25%, 3/15/2020	6,498,023
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,416,708
		TOTAL	52,063,890
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,513,646,870)	2,722,075,528
		Adjustable Rate Mortgages—0.0%
		Federal National Mortgage Association—0.0%
15,312		FNMA ARM 681769, 2.171%, 1/01/2033	16,099
		Government National Mortgage Association—0.0%
1,041		GNMA2 ARM 8717, 1.625%, 10/20/2025	1,078
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Adjustable Rate Mortgages—continued
		Government National Mortgage Association—continued
$2,441		GNMA2 ARM 80201, 30 Year, 2.000%, 5/20/2028	$2,584
		TOTAL	3,662
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $19,391)	19,761
		Asset-Backed Securities—0.1%
		Auto Receivables—0.0%
2,000,000		Santander Drive Auto Receivables Trust 2013-3, Class C, 2.29%, 4/15/2019	1,987,984
		Financial Institution - Finance Noncaptive—0.0%
195,430		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	153,087
		Student Loan—0.1%
6,000,000	[1,2]	SLMA 2013-B A2B, Class A2B, 1.30%, 6/17/2030	6,021,738
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $8,195,597)	8,162,809
		Commercial Mortgage-Backed Securities—2.5%
		Agency Commercial Mortgage-Backed Security—0.1%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.617%, 11/25/2045	8,106,320
		Commercial Mortgage—2.4%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 5.811%, 2/10/2051	8,688,210
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	10,911,182
7,514,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	7,906,202
11,270,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	12,035,235
3,700,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	4,081,685
3,400,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 1/10/2046	3,391,627
6,500,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	6,539,573
7,500,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	8,031,271
7,700,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19, Class AM, 5.714%, 2/12/2049	8,621,330
8,000,000	[1,2]	JPMorgan Chase Commercial Mortgage Securities 2011-C3A, Class B, 5.013%, 2/15/2046	8,940,397
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.253%, 2/12/2051	7,854,236
31,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.093%, 12/12/2049	37,098,436
6,800,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	7,114,826
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Commercial Mortgage-Backed Securities—continued
		Commercial Mortgage—continued
$4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	$4,275,141
13,400,000	[1,2]	UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class AS, 5.154%, 1/10/2045	15,417,373
19,500,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class AS, 3.835%, 4/15/2045	20,503,645
3,575,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	3,938,013
		TOTAL	175,348,382
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $172,045,600)	183,454,702
		GOVERNMENT AGENCIES—3.9%
250,000		Federal Farm Credit System, 0.60%, 11/21/2016	248,034
100,000		Federal Farm Credit System, 0.98%, 8/15/2017	99,786
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	668,305
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,023,997
1,000,000		Federal Farm Credit System, Bond, 5.30%, 10/25/2017	1,186,013
2,000,000		Federal Farm Credit System, Bond, 5.30%, 4/6/2020	2,466,729
200,000		Federal Home Loan Bank System, 2.05%, 2/18/2021	202,289
45,000,000		Federal Home Loan Bank System, 3.625%, 10/18/2013	45,585,706
4,500,000		Federal Home Loan Bank System, Bond, 1.375%, 12/11/2015	4,594,671
2,500,000		Federal Home Loan Bank System, Bond, 2.25%, 9/8/2017	2,636,143
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,319,323
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,002,926
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,295,268
2,000,000		Federal Home Loan Bank System, Bond, 5.25%, 6/18/2014	2,104,195
1,000,000		Federal Home Loan Bank System, Bond, 5.375%, 5/15/2019	1,215,571
500,000		Federal Home Loan Bank System, Bond, Series 4U-9016, 1.10%, 12/22/2016	505,844
1,000,000		Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016	1,149,134
165,000,000		Federal Home Loan Mortgage Corp., Note, 1.75%, 9/10/2015	169,528,111
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	2,263,338
250,000		Federal National Mortgage Association, 0.45%, 12/24/2015	249,432
40,000,000		Federal National Mortgage Association, 3.875%, 7/12/2013	40,165,832
1,000,000		Federal National Mortgage Association, 5.00%, 4/15/2015	1,085,845
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,039,175
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $276,842,525)	284,635,667
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. Treasury—18.0%
		U.S. Treasury Bonds—2.1%
$125,000,000		United States Treasury Bond, 2.75%, 8/15/2042	$112,556,963
37,900,000		United States Treasury Bond, 3.00%, 5/15/2042	36,021,778
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,639,811
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,432,484
		TOTAL	152,651,036
		U.S. Treasury Notes—15.9%
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2022	205,012
300,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2026	206,266
250,000		U.S. Treasury Note, STRIP, 0.000%, 11/15/2041	93,001
18,600,000	[4]	United States Treasury Note, 0.625%, 9/30/2017	18,382,030
105,000,000		United States Treasury Note, 0.750%, 10/31/2017	104,230,959
194,500,000	[5]	United States Treasury Note, 1.250%, 10/31/2019	192,918,151
94,200,000		United States Treasury Note, 1.625%, 8/15/2022	91,048,840
120,950,000	[5]	United States Treasury Note, 1.625%, 11/15/2022	116,359,198
250,000,000		United States Treasury Note, 1.750%, 5/31/2016	259,103,775
500,000		United States Treasury Note, 2.000%, 2/15/2022	503,540
9,000,000		United States Treasury Note, 3.125%, 5/15/2019	9,970,906
500,000		United States Treasury Note, 4.125%, 5/15/2015	537,033
500,000		United States Treasury Note, 4.500%, 5/15/2017	572,425
1,000,000		United States Treasury Note, 4.750%, 5/15/2014	1,043,480
1,000,000		United States Treasury Note, 5.125%, 5/15/2016	1,135,046
346,470,850		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	376,383,272
		TOTAL	1,172,692,934
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,334,638,036)	1,325,343,970
		Mortgage-Backed Securities—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
37,559		Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	40,438
47,957		Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	52,017
88,223		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	94,261
24,310		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	25,913
57,941		Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	62,954
6,615		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	6,871
		TOTAL	282,454
		Federal National Mortgage Association—0.0%
20,279		Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	23,700
58,590		Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	65,433
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities—continued
	Federal National Mortgage Association—continued
$17	Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	$18
19,500	Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	19,934
152,616	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	165,125
154,495	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	164,959
110,616	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	119,751
	TOTAL	558,920
	Government National Mortgage Association—0.1%
10,412	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	12,039
7,416	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	8,651
6,927	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	7,998
15,760	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	18,389
18,382	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	20,155
19,331	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	22,561
460	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	514
7,046	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	8,154
1,648	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,945
19,594	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	23,065
12,384	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	14,143
13,038	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	14,897
115,645	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	127,520
82,382	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	90,848
25,385	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	27,997
124,403	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	137,224
141,029	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	155,739
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities—continued
	Government National Mortgage Association—continued
$182,242	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	$198,187
77,818	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	84,626
68,679	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	75,842
187,787	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	204,188
13,607	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	15,817
969	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	1,133
1,379	Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	1,528
527	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	616
2,711	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,174
131	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	155
136,822	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	158,856
3,723	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	4,297
2,684	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	3,104
28,022	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	33,017
76,494	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	88,674
944	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,108
163,907	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	175,818
102,155	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	112,736
1,669,338	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	1,832,172
86,736	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	93,922
45,455	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	52,120
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Mortgage-Backed Securities—continued
	Government National Mortgage Association—continued
$79,464	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	$86,147
	TOTAL	3,919,076
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,324,142)	4,760,450
	Collateralized Mortgage Obligations—0.2%
	Commercial Mortgage—0.0%
500,000	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.535%, 8/15/2039	541,378
	Federal Home Loan Mortgage Corporation—0.1%
2,000,000	Federal Home Loan Mortgage Corp. REMIC 2780 TG, 5.00%, 4/15/2034	2,220,540
996,072	Federal Home Loan Mortgage Corp. REMIC 2922 QE, 5.00%, 5/15/2034	1,044,083
400,000	Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	450,816
2,000,000	Federal Home Loan Mortgage Corp. REMIC 3113 QE, 5.00%, 2/15/2036	2,232,112
	TOTAL	5,947,551
	Federal National Mortgage Association—0.0%
510,313	Federal National Mortgage Association REMIC 112 AN, 4.00%, 11/25/2018	534,051
7,836	Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	8,755
4,359	Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	5,021
2,000,000	Federal National Mortgage Association REMIC 96 QD, 5.50%, 12/25/2034	2,362,777
	TOTAL	2,910,604
	Government National Mortgage Association—0.1%
78,062	Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	80,237
3,800,000	Government National Mortgage Association REMIC 11 QG, 5.00%, 2/16/2034	4,300,973
341,679	Government National Mortgage Association REMIC 2003-1 PE, 5.50%, 7/16/2032	356,435
1,716,581	Government National Mortgage Association REMIC 27 PC, 5.50%, 3/20/2034	1,882,388
	TOTAL	6,620,033
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—0.0%
$1,640	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 1.345%, 1/28/2027	$1,510
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,715,223)	16,021,076
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
9,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	12,256,606
9,470,000		Chicago, IL, Taxable Project and Refunding (Series 2012B) GO Bonds, 5.432%, 1/1/2042	9,526,062
7,100,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298%, 7/1/2016	7,116,756
10,000,000		Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	9,677,600
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $36,624,073)	38,577,024
		PREFERRED STOCKS—0.1%
		Finance - Commercial—0.0%
26	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00%	25,491
		Technology—0.1%
4,425	[1]	Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	4,381,026
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,477,163)	4,406,517
		MUTUAL FUNDS—37.3%[6]
5,394,501		Emerging Markets Fixed Income Core Fund	184,589,413
487,329		Federated Bank Loan Core Fund	5,000,000
164,066,932		Federated Mortgage Core Portfolio	1,639,028,653
73,988,889	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.09%	73,988,889
22,295,503		Federated Project and Trade Finance Core Fund	218,050,024
91,707,434		High Yield Bond Portfolio	619,025,182
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,603,903,513)	2,739,682,161
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Repurchase Agreement—4.2%
$310,943,000	Interest in $3,435,000,000 joint repurchase agreement 0.09%, dated 5/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,435,025,763 on 6/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $3,503,726,278 (purchased with proceeds from securities lending collateral). (AT COST)	$310,943,000
	TOTAL INVESTMENTS—103.9% (IDENTIFIED COST $7,279,375,133)[8]	7,638,082,665
	OTHER ASSETS AND LIABILITIES - NET—(3.9)%[9]	(285,575,943)
	TOTAL NET ASSETS—100%	$7,352,506,722
At May 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
10U.S Treasury Note 2-Year Long Futures	7,500	$1,651,054,695	September 2013	$(1,288,365)
10U.S Treasury Long Bond Short Futures	2,250	$315,070,313	September 2013	$909,000
10U S Treasury Note 10-Year Short Futures	500	$64,609,375	September 2013	$123,875
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(255,490)
At May 31, 2013, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2013	85,000,000 Euro	$108,953,000	$1,525,711
Contracts Sold:
6/4/2013	9,610,000 Euro	$12,490,213	$(380)
6/4/2013	37,000,000 Euro	$48,207,670	$116,937
6/4/2013	37,299,400 Euro	$48,321,373	$(158,505)
6/4/2013	1,090,600 Euro	$1,416,689	$(818)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$1,482,945
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2013, these restricted securities amounted to $516,010,400, which represented 7.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2013, these liquid restricted securities amounted to $497,861,476, which represented 6.8% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6	Affiliated holdings.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $7,279,382,324.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,721,611,069	$464,459	$2,722,075,528
Adjustable Rate Mortgages	—	19,761	—	19,761
Asset-Backed Securities	—	8,162,809	—	8,162,809
Commercial Mortgage-Backed Security	—	183,454,702	—	183,454,702
Government Agencies	—	284,635,667	—	284,635,667
U.S. Treasury	—	1,325,343,970	—	1,325,343,970
Mortgage-Backed Securities	—	4,760,450	—	4,760,450
Collateralized Mortgage Obligations	—	16,021,076[1]	—	16,021,076
Municipal Bonds	—	38,577,024	—	38,577,024
Equity Securities:
Preferred Stocks
Domestic	—	4,406,517[1]	—	4,406,517
Mutual Funds[2]	2,521,632,137	218,050,024	—	2,739,682,161
Repurchase Agreement	—	310,943,000	—	310,943,000
TOTAL SECURITIES	$2,521,632,137	$5,115,986,069	$464,459	$7,638,082,665
OTHER FINANCIAL INSTRUMENTS[3]	$(255,490)	$1,482,945	$—	$1,227,455
1	Includes $1,492 of a collateralized mortgage obligations security and $4,181,625 of a domestic preferred stock security transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
2	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
STRIP	—Separated Trading of Registered Interest and Principal
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.15	0.35	0.42	0.42	0.50	0.51
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.24)	0.45	(0.02)	0.31	1.16	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.80	0.40	0.73	1.66	(0.38)
Less Distributions:
Distributions from net investment income	(0.15)	(0.36)	(0.41)	(0.43)	(0.49)	(0.52)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.31)	(0.45)	(0.42)	(0.43)	(0.49)	(0.52)
Net Asset Value, End of Period	$11.23	$11.63	$11.28	$11.30	$11.00	$9.83
Total Return[1]	(0.74)%	7.20%	3.61%	6.78%	17.28%	(3.78)%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.90%	0.90%	0.90%	0.89%	0.89%
Net investment income	2.60%[2]	3.18%	3.74%	3.86%	4.53%	4.88%
Expense waiver/reimbursement[3]	0.11%[2]	0.10%	0.11%	0.11%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$827,934	$980,092	$2,434,751	$1,939,566	$991,255	$257,234
Portfolio turnover	13%	42%	63%	63%	49%	45%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.12	0.29	0.35	0.36	0.44	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.24)	0.44	(0.01)	0.31	1.16	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	(0.12)	0.73	0.34	0.67	1.60	(0.44)
Less Distributions:
Distributions from net investment income	(0.12)	(0.29)	(0.35)	(0.37)	(0.43)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.28)	(0.38)	(0.36)	(0.37)	(0.43)	(0.46)
Net Asset Value, End of Period	$11.23	$11.63	$11.28	$11.30	$11.00	$9.83
Total Return[1]	(1.01)%	6.62%	3.04%	6.20%	16.64%	(4.30)%
Ratios to Average Net Assets:
Net expenses	1.45%[2]	1.45%	1.45%	1.45%	1.43%	1.43%
Net investment income	2.06%[2]	2.62%	3.20%	3.32%	4.05%	4.32%
Expense waiver/reimbursement[3]	0.08%[2]	0.08%	0.08%	0.07%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,493	$40,460	$37,286	$44,734	$39,972	$29,278
Portfolio turnover	13%	42%	63%	63%	49%	45%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.12	0.29	0.36	0.36	0.44	0.46
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.23)	0.45	(0.02)	0.31	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.74	0.34	0.67	1.61	(0.44)
Less Distributions:
Distributions from net investment income	(0.13)	(0.30)	(0.35)	(0.37)	(0.44)	(0.46)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.29)	(0.39)	(0.36)	(0.37)	(0.44)	(0.46)
Net Asset Value, End of Period	$11.23	$11.63	$11.28	$11.30	$11.00	$9.83
Total Return[1]	(0.99)%	6.64%	3.07%	6.23%	16.68%	(4.27)%
Ratios to Average Net Assets:
Net expenses	1.44%[2]	1.43%	1.42%	1.42%	1.41%	1.40%
Net investment income	2.08%[2]	2.65%	3.22%	3.35%	4.03%	4.37%
Expense waiver/reimbursement[3]	0.06%[2]	0.06%	0.06%	0.07%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,534	$187,105	$177,758	$183,391	$129,779	$49,250
Portfolio turnover	13%	42%	63%	63%	49%	45%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.14	0.33	0.40	0.41	0.47	0.49
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.24)	0.45	(0.02)	0.30	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	0.78	0.38	0.71	1.64	(0.41)
Less Distributions:
Distributions from net investment income	(0.15)	(0.33)	(0.39)	(0.41)	(0.47)	(0.49)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.31)	(0.42)	(0.40)	(0.41)	(0.47)	(0.49)
Net Asset Value, End of Period	$11.23	$11.64	$11.28	$11.30	$11.00	$9.83
Total Return[1]	(0.89)%	7.07%	3.40%	6.56%	17.02%	(3.99)%
Ratios to Average Net Assets:
Net expenses	1.06%[2]	1.10%	1.10%	1.10%	1.10%	1.11%
Net investment income	2.46%[2]	2.97%	3.53%	3.67%	4.36%	4.67%
Expense waiver/reimbursement[3]	0.06%[2]	0.06%	0.06%	0.07%	0.08%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,703	$100,631	$102,996	$169,762	$186,638	$100,899
Portfolio turnover	13%	42%	63%	63%	49%	45%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.18	0.41	0.48	0.48	0.55	0.57
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.24)	0.46	(0.02)	0.31	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	0.87	0.46	0.79	1.72	(0.33)
Less Distributions:
Distributions from net investment income	(0.19)	(0.42)	(0.47)	(0.49)	(0.55)	(0.57)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.35)	(0.51)	(0.48)	(0.49)	(0.55)	(0.57)
Net Asset Value, End of Period	$11.23	$11.64	$11.28	$11.30	$11.00	$9.83
Total Return[1]	(0.55)%	7.88%	4.18%	7.36%	17.90%	(3.26)%
Ratios to Average Net Assets:
Net expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.36%
Net investment income	3.17%[2]	3.72%	4.28%	4.41%	5.11%	5.41%
Expense waiver/reimbursement[3]	0.11%[2]	0.11%	0.10%	0.10%	0.10%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,207,146	$5,063,837	$3,935,920	$3,057,603	$2,255,608	$1,292,720
Portfolio turnover	13%	42%	63%	63%	49%	45%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2013	Year Ended November 30,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.64	$11.28	$11.30	$11.00	$9.83	$10.73
Income From Investment Operations:
Net investment income	0.16	0.38	0.44	0.45	0.52	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.24)	0.45	(0.01)	0.31	1.17	(0.90)
TOTAL FROM INVESTMENT OPERATIONS	(0.08)	0.83	0.43	0.76	1.69	(0.36)
Less Distributions:
Distributions from net investment income	(0.17)	(0.38)	(0.44)	(0.46)	(0.52)	(0.54)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.16)	(0.09)	(0.01)	—	—	—
TOTAL DISTRIBUTIONS	(0.33)	(0.47)	(0.45)	(0.46)	(0.52)	(0.54)
Net Asset Value, End of Period	$11.23	$11.64	$11.28	$11.30	$11.00	$9.83
Total Return[1]	(0.70)%	7.55%	3.87%	7.04%	17.55%	(3.55)%
Ratios to Average Net Assets:
Net expenses	0.65%[2]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.85%[2]	3.42%	4.00%	4.11%	4.82%	5.13%
Expense waiver/reimbursement[3]	0.30%[2]	0.30%	0.29%	0.31%	0.32%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,016,696	$1,194,673	$1,623,169	$2,177,901	$1,661,129	$1,084,231
Portfolio turnover	13%	42%	63%	63%	49%	45%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $303,900,005 of securities loaned and $2,739,682,161 of investment in affiliated holdings (Note 5) (identified cost $7,279,375,133)		$7,638,082,665
Income receivable		38,582,704
Income receivable from affiliated holdings		7,543,788
Receivable for investments sold		2,987,430
Receivable for shares sold		11,143,497
Unrealized appreciation on foreign exchange contracts		1,642,648
Receivable for daily variation margin		953,125
TOTAL ASSETS		7,700,935,857
Liabilities:
Payable for investments purchased	$8,973,579
Payable for shares redeemed	22,848,307
Unrealized depreciation on foreign exchange contracts	159,703
Bank overdraft	3,705
Payable for collateral due to broker for securities lending	310,943,000
Income distribution payable	4,113,381
Payable for Directors'/Trustees' fees (Note 5)	6,221
Payable for distribution services fee (Note 5)	400,416
Payable for shareholder services fee (Note 5)	468,666
Accrued expenses (Note 5)	512,157
TOTAL LIABILITIES		348,429,135
Net assets for 654,724,475 shares outstanding		$7,352,506,722
Net Assets Consist of:
Paid-in capital		$6,990,502,379
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		359,934,987
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions		992,498
Undistributed net investment income		1,076,858
TOTAL NET ASSETS		$7,352,506,722
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($827,934,115 ÷ 73,734,916 shares outstanding), $0.001 par value, 1,000,000,00 shares authorized	$11.23
Offering price per share (100/95.50 of $11.23)	$11.76
Redemption proceeds per share	$11.23
Class B Shares:
Net asset value per share ($36,493,061 ÷ 3,249,847 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.23
Offering price per share	$11.23
Redemption proceeds per share (94.50/100 of $11.23)	$10.61
Class C Shares:
Net asset value per share ($167,533,953 ÷ 14,919,380 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.23
Offering price per share	$11.23
Redemption proceeds per share (99.00/100 of $11.23)	$11.12
Class R Shares:
Net asset value per share ($96,703,007 ÷ 8,611,812 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$11.23
Offering price per share	$11.23
Redemption proceeds per share	$11.23
Institutional Shares:
Net asset value per share $5,207,146,135 ÷ 463,672,821 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$11.23
Offering price per share	$11.23
Redemption proceeds per share	$11.23
Service Shares:
Net asset value per share $1,016,696,451 ÷ 90,535,699 shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$11.23
Offering price per share	$11.23
Redemption proceeds per share	$11.23
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2013 (unaudited)
Investment Income:
Interest (including income on securities loaned of $135,439)		$75,838,897
Dividends (including $51,859,318 received from affiliated holdings (Note 5))		52,005,810
Investment income allocated from affiliated partnership (Note 5)		4,641,977
TOTAL INCOME		132,486,684
Expenses:
Investment adviser fee (Note 5)	$11,295,016
Administrative fee (Note 5)	2,936,128
Custodian fees	122,433
Transfer and dividend disbursing agent fees and expenses (Note 2)	2,804,458
Directors'/Trustees' fees (Note 5)	21,387
Auditing fees	13,912
Legal fees	3,227
Portfolio accounting fees	141,854
Distribution services fee (Note 5)	3,583,176
Shareholder services fee (Note 5)	2,648,694
Account administration fee (Note 2)	104,574
Share registration costs	96,503
Printing and postage	177,053
Insurance premiums (Note 5)	8,525
Taxes	283,410
Miscellaneous (Note 5)	16,223
TOTAL EXPENSES	24,256,573
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,239,911)
Waiver of distribution services fee (Note 5)	(1,112,961)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(1,861,936)
TOTAL WAIVERS AND REIMBURSEMENTS		$(5,214,808)
Net expenses			$19,041,765
Net investment income			113,444,919
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including realized loss of $1,202,887 on sales of investments in affiliated holdings (Note 5)) and foreign currency transactions			28,117,139
Net realized loss on futures contracts			(1,349,040)
Net realized loss on swap contracts			(15,358,579)
Net realized loss allocated from affiliated partnership (Note 5)			(121,301)
Realized gain distribution from affiliated investment company shares (Note 5)			3,431,452
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(171,257,255)
Net change in unrealized depreciation of futures contracts			(255,490)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(156,793,074)
Change in net assets resulting from operations			$(43,348,155)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$113,444,919	$278,409,947
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	14,719,671	105,911,091
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	(171,512,745)	200,383,923
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(43,348,155)	584,704,961
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,351,260)	(52,616,103)
Class B Shares	(419,756)	(986,559)
Class C Shares	(1,960,789)	(4,704,341)
Class R Shares	(1,279,913)	(2,931,256)
Institutional Shares	(84,904,713)	(163,406,333)
Service Shares	(16,541,793)	(48,438,964)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(13,472,633)	(19,896,763)
Class B Shares	(559,393)	(298,814)
Class C Shares	(2,609,705)	(1,451,669)
Class R Shares	(1,409,846)	(824,144)
Institutional Shares	(71,143,313)	(32,364,066)
Service Shares	(16,426,908)	(12,101,897)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(223,080,022)	(340,020,909)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2013	Year Ended 11/30/2012
Share Transactions:
Proceeds from sale of shares	$1,331,892,833	$2,851,548,014
Proceeds from shares issued in connection with the tax-free transfer of assets from Chemung Canal First Fixed Income Fund	19,397,824	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	—	72,634,035
Net asset value of shares issued to shareholders in payment of distributions declared	176,840,597	254,245,275
Cost of shares redeemed	(1,475,992,934)	(4,168,194,309)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	52,138,320	(989,766,985)
Change in net assets	(214,289,857)	(745,082,933)
Net Assets:
Beginning of period	7,566,796,579	8,311,879,512
End of period (including undistributed net investment income of $1,076,858 and $5,090,163, respectively)	$7,352,506,722	$7,566,796,579
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2013 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On April 26, 2013, the Fund acquired all of the net assets of Chemung Canal First Fixed Income Fund (“First Fixed Income Fund”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from First Fixed Income Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisitions had been completed on December 1, 2012, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended May 31, 2013, are as follows:
Net investment income*	$114,476,807
Net realized and unrealized loss on investments	$(157,566,595)
Net increase in net assets resulting from operations	$(43,089,788)
*	Net investment income includes $32,793 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the First Fixed Income Fund that have been included in the Fund's Statement of Operations as of May 31, 2013.
For every one share of First Fixed Income Fund exchanged, a shareholder received 1.542 shares of the Fund's Institutional Shares.
Semi-Annual Shareholder Report

The Fund received net assets from the First Fixed Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	First Fixed Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,695,614	$19,397,824	$986,045	$1,366,641,334	$1,386,039,158
1	Unrealized Appreciation is included in the First Fixed Income Fund Net Assets Received amount shown above.
On September 21, 2012, the Fund acquired all of the net assets of Performance Intermediate Term Income Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on September 19, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2011, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2012, were as follows:
Net investment income*	$280,445,878
Net realized and unrealized gain on investments	$306,621,791
Net increase in net assets resulting from operations	$587,067,669
*	Net investment income includes $442,324 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes as of November 30, 2012.
For every one share of Performance Intermediate Term Income Fund Class A Shares exchanged, a shareholder received 0.971 shares of Federated Total Return Bond Fund Class A shares.
For every one share of Performance Intermediate Term Income Fund Institutional Class Shares exchanged, a shareholder received 0.972 shares of Federated Total Return Bond Fund Service shares.
Semi-Annual Shareholder Report

The Fund received net assets from Performance Intermediate Term Income Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Performance Intermediate Term Income Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,261,531	$72,634,035	$8,584,490	$7,354,302,078	$7,426,936,113
1	Unrealized Appreciation is included in the Performance Intermediate Term Income Fund Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
Semi-Annual Shareholder Report

more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$530,859	$(238,824)	$13,484
Class B Shares	26,100	(4,218)	—
Class C Shares	84,063	—	4,629
Class R Shares	107,290	—	—
Institutional Shares	1,707,216	(1,378,466)	—
Service Shares	348,930	(240,428)	86,461
TOTAL	$2,804,458	$(1,861,936)	$104,574
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes
Semi-Annual Shareholder Report

interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the
Semi-Annual Shareholder Report

protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
At May 31, 2013, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $338,571,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, manage duration and yield curve exposure and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $708,448,663 and $117,922,991, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At May 31, 2013, the Fund had no outstanding foreign exchange contracts.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $22,815 and $234,664, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of May 31, 2013, the Fund had securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$303,900,005	$310,943,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$13,766,388
Pitney Bowes International Holdings, Inc., Pfd., Series F, 6.125%	3/23/2010 – 3/25/2010	$4,469,250	$4,381,026
SMFC Trust Asset-Backed Certificates, 1997-A, Class B1-4, 1.345%%, 1/28/2027	2/4/1998	$10,697	$1,510
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(255,490)*
Foreign exchange contracts	Receivable for foreign exchange contracts	$1,642,648	Payable for foreign exchange contracts	$159,703
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,387,158		$159,703
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Option Contracts	Total
Interest rate contracts	$—	$(1,349,040)	$—	$(1,349,040)
Credit contracts	(15,358,579)	—	—	(15,358,579)
Equity contracts	—	—	(731,000)	(731,000)
TOTAL	$(15,358,579)	$(1,349,040)	$(731,000)	$(17,438,619)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Total
Interest rate contracts	$(255,490)	$—	$(255,490)
Foreign exchange contracts	—	1,482,945	1,482,945
TOTAL	$(255,490)	$1,482,945	$1,227,455
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,534,227	$74,594,225	44,375,372	$507,281,287
Shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	—	—	698,017	8,096,999
Shares issued to shareholders in payment of distributions declared	2,158,588	24,638,531	6,201,195	70,677,193
Shares redeemed	(19,201,124)	(218,788,440)	(182,826,174)	(2,091,642,187)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,508,309)	$(119,555,684)	(131,551,590)	$(1,505,586,708)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	213,098	$2,434,162	840,519	$9,636,960
Shares issued to shareholders in payment of distributions declared	74,932	855,600	96,763	1,106,548
Shares redeemed	(515,671)	(5,881,881)	(764,966)	(8,765,915)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(227,641)	$(2,592,119)	172,316	$1,977,593
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class C Shares:	Shares	Amount	Shares	Amount
Share Sold	1,583,638	$18,087,143	5,074,176	$58,176,536
Shares issued to shareholders in payment of distributions declared	344,259	3,930,920	445,262	5,090,200
Shares redeemed	(3,089,920)	(35,213,424)	(5,194,426)	(59,471,166)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,162,023)	$(13,195,361)	325,012	$3,795,570
Year Ended November 30	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Class R Shares:	Shares	Amount	Shares	Amount
Share Sold	1,668,294	$19,043,405	3,298,328	$37,814,188
Shares issued to shareholders in payment of distributions declared	218,582	2,494,926	303,696	3,473,423
Shares redeemed	(1,923,902)	(21,931,263)	(4,083,551)	(46,809,705)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(37,026)	$(392,932)	(481,527)	$(5,522,094)
	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Share Sold	95,756,146	$1,092,315,481	162,038,702	$1,859,483,779
Shares issued in connection with the tax-free transfer of assets from Chemung Canal First Fixed Income Fund	1,695,614	19,397,824	—	—
Shares issued to shareholders in payment of distributions declared	10,291,556	117,408,494	10,654,104	122,222,639
Shares redeemed	(79,269,433)	(903,145,670)	(86,374,481)	(991,073,959)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,473,883	$325,976,129	86,318,325	$990,632,459
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2013		Year Ended 11/30/2012
Service Shares:	Shares	Amount	Shares	Amount
Share Sold	10,988,362	$125,418,417	33,079,897	$379,155,264
Shares issued in connection with the tax-free transfer of assets from Performance Intermediate Term Income Fund	—	—	5,563,514	64,537,036
Shares issued to shareholders in payment of distributions declared	2,410,697	27,512,126	4,519,002	51,675,272
Shares redeemed	(25,540,801)	(291,032,256)	(84,366,469)	(970,431,377)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(12,141,742)	$(138,101,713)	(41,204,056)	$(475,063,805)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,397,142	$52,138,320	(86,421,520)	$(989,766,985)
4. FEDERAL TAX INFORMATION
At May 31, 2013, the cost of investments for federal tax purposes was $7,279,382,324. The net unrealized appreciation of investments for federal tax purposes excluding: (a) outstanding foreign currency commitments; and (b) futures contracts was $358,700,341. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $428,727,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $70,027,225.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the Adviser voluntarily waived $2,170,065 of its fee and reimbursed $1,861,936 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, the fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2013, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,131,018	$—
Class B Shares	144,990	—
Class C Shares	668,267	—
Class R Shares	247,699	—
Service Shares	1,391,202	(1,112,961)
TOTAL	$3,583,176	$(1,112,961)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2013, FSC retained $1,572,904 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2013, FSC retained $65,129 in sales charges from the sale of Class A Shares. FSC also retained $4,357 of CDSC relating to redemptions of Class A Shares, $29,681 relating to redemptions of Class B Shares and $12,268 relating to redemptions of Class C Shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$1,112,234
Class B Shares	48,330
Class C Shares	218,127
Service Shares	1,270,003
TOTAL	$2,648,694
For the six months ended May 31, 2013, FSSC received $20,381 of Service Fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships), paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.90%, 1.45%, 1.45%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended May 31, 2013, the Fund engaged in sale transaction with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. The sale transaction complied with Rule 17a-7 under the Act and amounted to $27,130,406.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2013, the Adviser reimbursed $69,846. Transactions involving the affiliated holdings during the six months ended May 31, 2013, were as follows:
	Emerging Market Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2012	4,576,470	—	188,782,707	48,831,077
Purchases/Additions	1,220,390	487,329	—	821,982,221
Sales/Reductions	(402,359)	—	(24,715,775)	(796,824,409)
Balance of Shares Held 5/31/2013	5,394,501	487,329	164,066,932	73,988,889
Value	$184,589,413	$5,000,000	$1,639,028,653	$73,988,889
Dividend Income/Allocated Investment Income	$4,641,977	$—	$23,744,677	$74,010
Capital Gain Distributions/Allocated Net Realized Gain (Loss)	$(121,301)	$—	$—	$—
	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2012	16,403,204	91,318,830	349,912,288
Purchases/Additions	5,892,299	445,208	830,027,447
Sales/Reductions	—	(56,604)	(821,999,147)
Balance of Shares Held 5/31/2013	22,295,503	91,707,434	357,940,588
Value	$218,050,024	$619,025,182	$2,739,682,161
Dividend Income/Allocated Investment Income	$4,153,612	$23,887,019	$56,501,295
Capital Gain Distributions/Allocated Net Realized Gain (Loss)	$453,006	$2,978,446	$3,310,151
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in Federated Mortgage Core Portfolio (MBCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of MBCORE is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from MBCORE. Income distributions from MBCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of MBCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of MBCORE. The financial statements of MBCORE are included within this report to illustrate the security holdings, financial condition, results of operations
Semi-Annual Shareholder Report

and changes in net assets of the Portfolio because the Fund invested in 22.3% of MBCORE's net assets at May 31, 2013. The financial statements of MBCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by MBCORE is discussed in the notes to its financial statements.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2013, were as follows:
Purchases	$518,744,185
Sales	$581,246,682
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2013, there were no outstanding loans. During the six months ended May 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2012	Ending Account Value 5/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$992.60	$4.47
Class B Shares	$1,000	$989.90	$7.19
Class C Shares	$1,000	$990.10	$7.14
Class R Shares	$1,000	$991.10	$5.26
Institutional Shares	$1,000	$994.50	$1.74
Service Shares	$1,000	$993.00	$3.23
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,017.70	$7.29
Class C Shares	$1,000	$1,017.75	$7.24
Class R Shares	$1,000	$1,019.65	$5.34
Institutional Shares	$1,000	$1,023.19	$1.77
Service Shares	$1,000	$1,021.69	$3.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.45%
Class C Shares	1.44%
Class R Shares	1.06%
Institutional Shares	0.35%
Service Shares	0.65%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	92.5%
Non-Agency Mortgage-Backed Securities	5.3%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	3.5%
Repurchase Agreements—Collateral[5]	9.2%
Other Assets and Liabilities—Net[6]	(10.5)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing Dollar-Roll Collateral.
5	Includes repurchase agreements purchased with cash collateral received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2012
Principal Amount			Value
		Collateralized Mortgage Obligations—5.3%
		Non-Agency Mortgage—5.3%
$2,123,763		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	$2,121,820
3,632,183		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	3,564,230
6,460,354		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	6,261,383
2,267,037		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,996,434
25,888,108	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	26,725,586
5,556,831		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	5,298,460
2,377,658		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	2,084,103
5,493,434		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	5,591,245
13,345,629		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	13,704,948
17,847,851		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	18,365,735
24,666,150		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	24,539,257
12,150,000	[1]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	12,171,272
8,862,859		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	8,294,273
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $129,967,131)	130,718,746
		Mortgage-Backed Securities—92.5%
		Federal Home Loan Mortgage Corporation—22.1%
60,491,319		3.500%, 8/1/2025 - 7/1/2042	64,354,343
68,719,437		4.000%, 2/1/2020 - 2/1/2042	73,025,323
189,897,733		4.500%, 6/1/2019 - 8/1/2041	203,538,694
114,156,197		5.000%, 7/1/2019 - 5/1/2041	123,129,823
64,112,685		5.500%, 3/1/2021 - 5/1/2040	69,289,087
4,189,566		6.000%, 5/1/2014 - 9/1/2037	4,562,415
6,582,441		6.500%, 7/1/2014 - 4/1/2038	7,290,596
1,459,640		7.000%, 10/1/2020 - 9/1/2037	1,670,940
333,078		7.500%, 8/1/2029 - 5/1/2031	388,941
378,695		8.000%, 3/1/2030 - 3/1/2031	446,456
9,046		8.500%, 9/1/2025	10,745
Semi-Annual Shareholder Report

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Federal Home Loan Mortgage Corporation—continued
$434		9.500%, 4/1/2021	$473
		TOTAL	547,707,836
		Federal National Mortgage Association—56.0%
46,774,908	[3]	2.500%, 8/1/2027 - 1/1/2028	48,964,821
286,672,125	[3]	3.000%, 6/1/2027 - 1/1/2043	302,242,977
307,796,228	[3]	3.500%, 11/1/2025 - 1/1/2043	328,643,990
282,798,786		4.000%, 7/1/2025 - 12/1/2042	305,392,153
176,228,320		4.500%, 12/1/2019 - 1/1/2042	191,218,927
59,294,121		5.000%, 5/1/2023 - 10/1/2041	64,387,596
73,828,238		5.500%, 9/1/2014 - 7/1/2041	80,367,801
46,152,271		6.000%, 12/1/2013 - 9/1/2039	50,587,027
9,959,155		6.500%, 8/1/2014 - 10/1/2038	11,121,403
4,819,532		7.000%, 3/1/2015 - 6/1/2037	5,508,935
497,280		7.500%, 4/1/2015 - 6/1/2033	580,835
106,078		8.000%, 7/1/2023 - 3/1/2031	124,913
4,359		9.000%, 11/1/2021 - 6/1/2025	4,899
		TOTAL	1,389,146,277
		Government National Mortgage Association—14.4%
16,500,000	[3]	3.000%, 1/20/2043 - 2/1/2043	17,531,099
107,359,432	[3]	3.500%, 11/20/2041 - 2/1/2043	116,614,978
69,202,006		4.000%, 7/20/2040 - 10/20/2041	75,936,774
55,822,562		4.500%, 10/15/2039 - 9/20/2041	61,296,821
60,292,663		5.000%, 1/15/2039 - 7/15/2040	66,125,563
10,252,746		5.500%, 12/15/2038 - 2/15/2039	11,261,442
5,370,834		6.000%, 10/15/2028 - 3/15/2040	6,022,248
539,216		6.500%, 10/15/2028 - 2/15/2032	615,405
853,922		7.000%, 11/15/2027 - 12/15/2031	990,085
386,977		7.500%, 4/15/2029 - 1/15/2031	453,821
430,303		8.000%, 1/15/2022 - 11/15/2030	508,640
43,188		8.500%, 3/15/2022 - 9/15/2029	50,312
1,606		9.500%, 10/15/2020	1,793
51,515		12.000%, 4/15/2015 - 6/15/2015	55,105
		TOTAL	357,464,086
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,236,992,323)	2,294,318,199
Semi-Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—12.7%
$117,508,000	[4,5]	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 12/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,036,667 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $255,028,640.	$117,508,000
8,356,000	[4,5]	Repurchase agreement 0.19%, dated 12/18/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $8,357,323 on 1/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2039 and the market value of those underlying securities was $8,586,296.	8,356,000
151,291,000	[4]	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	151,291,000
38,355,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 12/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,082,500 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $513,182,482.	38,355,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	315,510,000
		TOTAL INVESTMENTS—110.5% (IDENTIFIED COST $2,682,469,454)[6]	2,740,546,945
		OTHER ASSETS AND LIABILITIES - NET—(10.5)%[7]	(260,242,438)
		TOTAL NET ASSETS—100%	$2,480,304,507
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8U.S. Treasury Note 10-Year Short Futures	500	$66,390,625	March 2013	$135,594
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—
Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $38,896,858, which represented 1.6% of total net assets.
Semi-Annual Shareholder Report

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2012, this liquid restricted security amounted to $26,725,586, which represented 1.1% of total net assets.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $2,672,069,592.
7	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2012.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$130,718,746	$—	$130,718,746
Mortgage-Backed Securities	—	2,294,318,199	—	2,294,318,199
Repurchase Agreements	—	315,510,000	—	315,510,000
TOTAL SECURITIES	$—	$2,740,546,945	$—	$2,740,546,945
OTHER FINANCIAL INSTRUMENTS*	$135,594	$—	$—	$135,594
*	Other financial instruments include futures contracts.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
Year Ended December 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.20	$10.06	$10.05	$9.89	$9.93
Income From Investment Operations:
Net investment income	0.26[1]	0.33[1]	0.44[1]	0.53	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	0.06	0.21	0.06	0.16	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.32	0.54	0.50	0.69	0.51
Less Distributions:
Distributions from net investment income	(0.32)	(0.40)	(0.49)	(0.53)	(0.55)
Net Asset Value, End of Period	$10.20	$10.20	$10.06	$10.05	$9.89
Total Return[2]	3.14%	5.45%	5.04%	7.09%	5.28%
Ratios to Average Net Assets:
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.59%	3.25%	4.37%	4.86%	5.22%
Expense waiver/reimbursement[4]	0.08%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,480,305	$3,165,802	$1,959,812	$2,034,884	$1,918,613
Portfolio turnover	257%	226%	176%	156%	186%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	71%	52%	60%	50%	43%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
December 31, 2012
Assets:
Investment in repurchase agreements	$315,510,000
Investment in securities	2,425,036,945
Total investment in securities, at value (identified cost $2,682,469,454)		$2,740,546,945
Cash		630
Restricted cash (Note 2)		550,000
Income receivable		7,411,532
Receivable for daily variation margin		85,937
Other assets		240,311
TOTAL ASSETS		2,748,835,355
Liabilities:
Payable to adviser (Note 5)	2,526
Payable for investments purchased	263,819,611
Payable for shares redeemed	100,000
Income distribution payable	4,498,562
Payable for Directors'/Trustees' fees	578
Accrued expenses	109,571
TOTAL LIABILITIES		268,530,848
Net assets for 243,123,482 shares outstanding		$2,480,304,507
Net Assets Consist of:
Paid-in capital		$2,422,723,085
Net unrealized appreciation of investments and futures contracts		57,436,208
Accumulated net realized loss on investments and futures contracts		(236,463)
Undistributed net investment income		381,677
TOTAL NET ASSETS		$2,480,304,507
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,480,304,507 ÷ 243,123,482 shares outstanding, no par value, unlimited shares authorized		$10.20
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–Federated Mortgage Core Portfolio
Year Ended December 31, 2012
Investment Income:
Interest			$70,250,854
Expenses:
Administrative fee (Note 5)		$1,450,274
Custodian fees		118,577
Transfer and dividend disbursing agent fees and expenses		221,742
Directors'/Trustees' fees		20,561
Auditing fees		27,400
Legal fees		8,257
Portfolio accounting fees		223,528
Printing and postage		7,850
Insurance premiums		8,793
Miscellaneous		2,673
TOTAL EXPENSES		2,089,655
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(1,450,274)
Reimbursement of other operating expenses	(639,381)
TOTAL WAIVER AND REIMBURSEMENT		(2,089,655)
Net expenses			—
Net investment income			70,250,854
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			46,836,531
Net realized loss on futures contracts			(5,482,471)
Net change in unrealized appreciation of investments			(27,139,471)
Net change in unrealized appreciation of futures contracts			135,594
Net realized and unrealized gain on investments and futures contracts			14,350,183
Change in net assets resulting from operations			$84,601,037
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
Year Ended December 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,250,854	$77,968,625
Net realized gain on investments and futures contracts	41,354,060	31,889,919
Net change in unrealized appreciation/depreciation of investments and futures contracts	(27,003,877)	24,516,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,601,037	134,374,808
Distributions to Shareholders:
Distributions from net investment income	(84,374,056)	(93,323,414)
Share Transactions:
Proceeds from sale of shares	557,691,450	1,336,805,144
Net asset value of shares issued to shareholders in payment of distributions declared	8,552,594	10,532,038
Cost of shares redeemed	(1,251,968,506)	(182,398,976)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(685,724,462)	1,164,938,206
Change in net assets	(685,497,481)	1,205,989,600
Net Assets:
Beginning of period	3,165,801,988	1,959,812,388
End of period (including undistributed net investment income of $381,677 and $352,672, respectively)	$2,480,304,507	$3,165,801,988
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2012
1. ORGANIZATION
Federated Core Trust (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after
Semi-Annual Shareholder Report

transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $114,096,394. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$12,144,992	$12,171,272
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$135,594*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(5,482,471)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$135,594
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended December 31	2012	2011
Shares sold	54,486,795	132,500,999
Shares issued to shareholders in payment of distributions declared	836,327	1,040,560
Shares redeemed	(122,554,078)	(18,079,376)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(67,230,956)	115,462,183
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.
For the year ended December 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$14,152,207	$(14,152,207)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$84,374,056	$93,323,414
As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$381,677
Net unrealized appreciation	$68,477,353
Capital loss carryforwards	$(11,277,608)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is primarily attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.
At December 31, 2012, the cost of investments for federal tax purposes was $2,672,069,592. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $68,477,353. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $70,978,464 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,501,111.
Semi-Annual Shareholder Report

At December 31, 2012, the Fund had a capital loss carryforward of $11,277,608 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2017	$11,277,608	NA	$11,277,608
The Fund used capital loss carryforwards of $30,713,842 to offset taxable capital gains realized during the year ended December 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to direction of the Trustees, provides investment adviser services at no fee because all investors in the fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2012, the Adviser voluntarily reimbursed $639,381 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2012, FAS waived its entire fee of $1,450,274. Effective September 1, 2012, FAS receives no compensation for providing administrative services to the Fund.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2012, were as follows:
Purchases	$98,236,018
Sales	$43,083,825
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2012, there were no outstanding loans. During the year ended December 31, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 to December 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2012	Ending Account Value 12/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$1,014.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.14	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “ Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject,
Semi-Annual Shareholder Report

which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “ Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
28555 (7/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 19, 2013